Share-Based Compensation (Details) - Schedule of Activities of Original Option Units	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Number of Original Option Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Granted (in Shares) | shares	2,614,947
Number of Units, Forfeited (in Shares) | shares	(1,933,526)
Number of Units, Exercised (in Shares) | shares	(1,786,023)
Number of Units, Ending (in Shares) | shares	27,261,398
Number of Units, Expected to be vested (in Shares) | shares	27,261,398
Number of Units, Beginning (in Shares) | shares	28,366,000
Weighted Average Exercise Price [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average exercise price, Granted	$ 0.83
Weighted average exercise price, Forfeited	0.67
Weighted average exercise price, Exercised	0.23
Weighted average exercise price, Ending	0.38
Weighted average exercise price, Expected to be vested	0.38
Weighted average exercise price, Beginning	0.35
Weighted Average Grant Date Fair Value [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average grant date fair value, Granted
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Exercised
Weighted average grant date fair value, Ending	0.33
Weighted average grant date fair value, Expected to be vested	0.33
Weighted average grant date fair value, Beginning	$ 0.29
Weighted Average Remaining Contractual Years [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average remaining contractual years, Granted
Weighted average remaining contractual years, Forfeited
Weighted average remaining contractual years, Exercised
Weighted average remaining contractual years, Ending	5 years 10 months 17 days
Weighted average remaining contractual years, Expected to be vested	5 years 10 months 17 days
Weighted average remaining contractual years, Beginning	6 years 8 months 1 day
Aggregate Intrinsic Value [Member]
Schedule of Activities of Original Option Units [Line Items]
Aggregate intrinsic value, Granted (in Dollars) | $
Aggregate intrinsic value, Forfeited (in Dollars) | $
Aggregate intrinsic value, Exercised (in Dollars) | $
Aggregate intrinsic value, Ending (in Dollars) | $	5,247,567
Aggregate intrinsic value, Expected to be vested (in Dollars) | $	5,247,567
Aggregate intrinsic value, Beginning (in Dollars) | $	$ 14,548,534
Number of Additional Option Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Forfeited (in Shares) | shares	(345,234)
Number of Units, Exercised (in Shares) | shares	(54,681)
Number of Units, Ending (in Shares) | shares	892,126
Number of Units, Expected to be vested (in Shares) | shares	892,126
Number of Units, Beginning (in Shares) | shares	1,292,041
Weighted Average Exercise Price [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average exercise price, Granted
Weighted average exercise price, Forfeited	0.86
Weighted average exercise price, Exercised	0.76
Weighted average exercise price, Ending	0.78
Weighted average exercise price, Expected to be vested	0.78
Weighted average exercise price, Beginning	0.8
Weighted Average Grant Date Fair Value [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average grant date fair value, Granted
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Exercised
Weighted average grant date fair value, Ending	0.55
Weighted average grant date fair value, Expected to be vested	0.55
Weighted average grant date fair value, Beginning	$ 0.57
Weighted Average Remaining Contractual Years [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average remaining contractual years, Granted
Weighted average remaining contractual years, Forfeited
Weighted average remaining contractual years, Exercised
Weighted average remaining contractual years, Ending	4 months 20 days
Weighted average remaining contractual years, Expected to be vested	4 months 20 days
Weighted average remaining contractual years, Beginning	1 year 5 months 1 day
Aggregate Intrinsic Value [Member]
Schedule of Activities of Original Option Units [Line Items]
Aggregate intrinsic value, Granted (in Dollars) | $
Aggregate intrinsic value, Forfeited (in Dollars) | $
Aggregate intrinsic value, Exercised (in Dollars) | $
Aggregate intrinsic value, Ending (in Dollars) | $
Aggregate intrinsic value, Expected to be vested (in Dollars) | $
Aggregate intrinsic value, Beginning (in Dollars) | $	$ 309,270
Number of Restricted Share Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Granted (in Shares) | shares	9,184,482
Number of Units, Forfeited (in Shares) | shares
Number of Units, Exercised (in Shares) | shares	(138,074)
Number of Units, Ending (in Shares) | shares	15,046,408
Number of Units, Expected to be vested (in Shares) | shares	7,698,823
Number of Units, Beginning (in Shares) | shares	6,000,000
Weighted Average Exercise Price [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average exercise price, Granted	$ 0.01
Weighted average exercise price, Forfeited
Weighted average exercise price, Exercised
Weighted average exercise price, Ending	0.01
Weighted average exercise price, Expected to be vested	0.01
Weighted average exercise price, Beginning	0
Weighted Average Grant Date Fair Value [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Exercised
Weighted average grant date fair value, Ending	0.55
Weighted average grant date fair value, Expected to be vested	0.55
Weighted average grant date fair value, Beginning	$ 0.28
Weighted Average Remaining Contractual Years [Member]
Schedule of Activities of Original Option Units [Line Items]
Weighted average remaining contractual years, Forfeited
Weighted average remaining contractual years, Exercised
Weighted average remaining contractual years, Ending
Weighted average remaining contractual years, Expected to be vested
Weighted average remaining contractual years, Beginning
Aggregate Intrinsic Value [Member]
Schedule of Activities of Original Option Units [Line Items]
Aggregate intrinsic value, Forfeited (in Dollars) | $
Aggregate intrinsic value, Exercised (in Dollars) | $
Aggregate intrinsic value, Ending (in Dollars) | $	7,584,563
Aggregate intrinsic value, Expected to be vested (in Dollars) | $
Aggregate intrinsic value, Beginning (in Dollars) | $	$ 4,832,196